Commitments and contingencies (Operating Leases) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net Amount
Accounts receivable, net	$ 2,923,754	$ 3,393,933
Operating Lease [Member]
Rental Expense
2013	6,104,800
2014	5,963,009
2015	5,972,152
2016	5,639,513
2017	5,548,726
Thereafter	50,440,896
Total	79,669,096
Rental Income
2013	(1,127,152)
2014	(1,075,083)
2015	(1,063,785)
2016	(844,061)
2017	(864,156)
Thereafter	(3,626,551)
Total	(8,600,788)
Net Amount
2013	4,977,648
2014	4,887,926
2015	4,908,367
2016	4,795,452
2017	4,684,570
Thereafter	46,814,345
Total	71,068,308
Landlord contribution towards construction	1,036,900
Accounts receivable, net	153,332	210,458
Rent expense	3,795,248	3,051,896
Percentage rent	424,181	1,405,577
Rental income related to subleases	$ 566,433	$ 391,983